Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid (CAP) to PEO (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Total Shareholder Return	Midwest Community Banks Peer Group Total Shareholder Return (4)	Net Income (in thousands)

2024	$670,047	$670,047	$377,080	$390,930	$119.33	$126.02	$47,604
2023	633,720	633,720	292,378	281,728	107.59	103.12	38,176
2022	527,713	527,713	266,656	241,406	115.69	104.86	47,753
2021	575,006	575,006	260,466	267,841	105.27	117.09	48,085
2020	559,778	559,778	264,564	213,501	97.47	89.17	38,647

Company Selected Measure Name	Net Income
Named Executive Officers, Footnote	The PEO for the periods presented is Dwight O. Seegmiller. The Non-PEO NEOs for 2020 were Shari J. DeMaris, Mr. Finer, Mr. Ropp and Ms. Shileny. The NEOs for the years 2021 and 2022 were Mr. Schueller, Mr. Finer, Mr. Ropp and Ms. Shileny. The NEOs for 2023 and 2024 were Mr. Roetlin, Mr. Finer, Ms. Shileny and Mr. Globokar.
Peer Group Issuers, Footnote	The Midwest Community Banks peer group reflects the performance of bank holding companies operating principally in the Midwest in the following states: Iowa, Illinois, Kansas, Minnesota, Missouri, Nebraska, North Dakota, South Dakota and Wisconsin.
PEO Total Compensation Amount	$ 670,047	$ 633,720	$ 527,713	$ 575,006	$ 559,778
PEO Actually Paid Compensation Amount	$ 670,047	633,720	527,713	575,006	559,778
Adjustment To PEO Compensation, Footnote	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.
(4) The Midwest Community Banks peer group reflects the performance of bank holding companies operating principally in the Midwest in the following states: Iowa, Illinois, Kansas, Minnesota, Missouri, Nebraska, North Dakota, South Dakota and Wisconsin.

	2024		2023		2022		2021		2020
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less grant date value of equity awards	—	(41,250)	—	(56,850)	—	—	—	(23,813)	—	—
Year-end fair value of current year award	—	43,200	—	56,100	—	—	—	25,500	—	—
Year-over-year change in fair value of unvested awards	—	11,100	—	(8,700)	—	800	—	5,688	—	(1,563)
Change in value of awards vesting during the current year	—	800	—	(1,200)	—	200	—	—	—	—
Less the value of awards forfeited during the year	—	—	—	—	—	(26,250)	—	—	—	(49,500)
Dividends paid on unvested awards	—	—	—	—	—	—	—	—	—	—
Total adjustments	—	13,850	—	(10,650)	—	(25,250)	—	7,375	—	(51,063)

Non-PEO NEO Average Total Compensation Amount	$ 377,080	292,378	266,656	260,466	264,564
Non-PEO NEO Average Compensation Actually Paid Amount	$ 390,930	281,728	241,406	267,841	213,501
Adjustment to Non-PEO NEO Compensation Footnote	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.
(4) The Midwest Community Banks peer group reflects the performance of bank holding companies operating principally in the Midwest in the following states: Iowa, Illinois, Kansas, Minnesota, Missouri, Nebraska, North Dakota, South Dakota and Wisconsin.

	2024		2023		2022		2021		2020
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less grant date value of equity awards	—	(41,250)	—	(56,850)	—	—	—	(23,813)	—	—
Year-end fair value of current year award	—	43,200	—	56,100	—	—	—	25,500	—	—
Year-over-year change in fair value of unvested awards	—	11,100	—	(8,700)	—	800	—	5,688	—	(1,563)
Change in value of awards vesting during the current year	—	800	—	(1,200)	—	200	—	—	—	—
Less the value of awards forfeited during the year	—	—	—	—	—	(26,250)	—	—	—	(49,500)
Dividends paid on unvested awards	—	—	—	—	—	—	—	—	—	—
Total adjustments	—	13,850	—	(10,650)	—	(25,250)	—	7,375	—	(51,063)

Compensation Actually Paid vs. Total Shareholder Return

Comparison of Compensation Actually Paid (CAP) to Cumulative Total Shareholder Return (TSR) (Value of Initial $100 Investment)
	2024 ($)	2023 ($)	Percentage change 2024-2023 (%)	2022 ($)	Percentage change 2023-2022 (%)	2021 ($)	Percentage change 2022-2021 (%)
Hills Bancorporation TSR	119.33	107.59	10.91	115.69	(7.00)	105.27	9.90
Midwest Community Banks TSR	126.02	103.12	22.21	104.86	(1.66)	117.09	(10.44)
CAP to PEO (in thousands)	670	634	5.68	528	20.08	575	(8.17)
Average CAP to Other NEOs (in thousands)	391	282	38.65	241	17.01	268	(10.07)

	2020 ($)	Percentage change 2021-2020 (%)
Hills Bancorporation TSR	97.47	8.00
Midwest Community Banks TSR	89.17	31.31
CAP to PEO (in thousands)	560	2.68
Average CAP to Other NEOs (in thousands)	214	25.23
The PEO compensation actually paid increased/(decreased) 5.68%, 20.08%, (8.17)% and 2.68% for the years 2024, 2023, 2022 and 2021, respectively, as compared to the increases/(decreases) in the TSR of the Company of 10.91%, (7.00)%, 9.90% and 8.00% for the same periods.
The Other NEOs compensation actually paid increased/(decreased) 38.65%, 17.01%, (10.07)% and 25.23% for the years 2024, 2023, 2022 and 2021, respectively, as compared to the increases/(decreases) in the TSR of the Company of 10.91%, (7.00)%, 9.90% and 8.00% for the same periods.

Compensation Actually Paid vs. Net Income

Comparison of Compensation Actually Paid (CAP) to Net Income
	2024 ($)	2023 ($)	Percentage change 2024-2023 (%)	2022 ($)	Percentage change 2023-2022 (%)	2021 ($)	Percentage change 2022-2021 (%)
CAP to PEO (in thousands)	670	634	5.68	528	20.08	575	(8.17)
Average CAP to Other NEOs (in thousands)	391	282	38.65	241	17.01	268	(10.07)
Net Income (in millions)	47.60	38.18	24.67	47.75	(20.04)	48.09	(0.71)

	2020 ($)	Percentage change 2021-2020 (%)
CAP to PEO (in thousands)	560	2.68
Average CAP to Other NEOs (in thousands)	214	25.23
Net Income (in millions)	38.65	24.42
The PEO compensation actually paid increased/(decreased) 5.68%, 20.08%, (8.17)% and 2.68% for the years 2024, 2023, 2022 and 2021, respectively, as compared to the increases/(decreases) in the Net Income of the Company of 24.67%, (20.04)%, (0.71)% and 24.42% for the same periods.
The Other NEOs compensation actually paid increased/(decreased) 38.65%, 17.01%, (10.07)% and 25.23% for the years 2024, 2023, 2022 and 2021, respectively, as compared to the increases/(decreases) in the Net Income of the Company of 24.67%, (20.04)%, (0.71)% and 24.42% for the same periods.

Compensation Actually Paid vs. Company Selected Measure

Comparison of Compensation Actually Paid (CAP) to Net Income
	2024 ($)	2023 ($)	Percentage change 2024-2023 (%)	2022 ($)	Percentage change 2023-2022 (%)	2021 ($)	Percentage change 2022-2021 (%)
CAP to PEO (in thousands)	670	634	5.68	528	20.08	575	(8.17)
Average CAP to Other NEOs (in thousands)	391	282	38.65	241	17.01	268	(10.07)
Net Income (in millions)	47.60	38.18	24.67	47.75	(20.04)	48.09	(0.71)

	2020 ($)	Percentage change 2021-2020 (%)
CAP to PEO (in thousands)	560	2.68
Average CAP to Other NEOs (in thousands)	214	25.23
Net Income (in millions)	38.65	24.42
The PEO compensation actually paid increased/(decreased) 5.68%, 20.08%, (8.17)% and 2.68% for the years 2024, 2023, 2022 and 2021, respectively, as compared to the increases/(decreases) in the Net Income of the Company of 24.67%, (20.04)%, (0.71)% and 24.42% for the same periods.
The Other NEOs compensation actually paid increased/(decreased) 38.65%, 17.01%, (10.07)% and 25.23% for the years 2024, 2023, 2022 and 2021, respectively, as compared to the increases/(decreases) in the Net Income of the Company of 24.67%, (20.04)%, (0.71)% and 24.42% for the same periods.

Total Shareholder Return Vs Peer Group

Comparison of Compensation Actually Paid (CAP) to Cumulative Total Shareholder Return (TSR) (Value of Initial $100 Investment)
	2024 ($)	2023 ($)	Percentage change 2024-2023 (%)	2022 ($)	Percentage change 2023-2022 (%)	2021 ($)	Percentage change 2022-2021 (%)
Hills Bancorporation TSR	119.33	107.59	10.91	115.69	(7.00)	105.27	9.90
Midwest Community Banks TSR	126.02	103.12	22.21	104.86	(1.66)	117.09	(10.44)
CAP to PEO (in thousands)	670	634	5.68	528	20.08	575	(8.17)
Average CAP to Other NEOs (in thousands)	391	282	38.65	241	17.01	268	(10.07)

	2020 ($)	Percentage change 2021-2020 (%)
Hills Bancorporation TSR	97.47	8.00
Midwest Community Banks TSR	89.17	31.31
CAP to PEO (in thousands)	560	2.68
Average CAP to Other NEOs (in thousands)	214	25.23
The PEO compensation actually paid increased/(decreased) 5.68%, 20.08%, (8.17)% and 2.68% for the years 2024, 2023, 2022 and 2021, respectively, as compared to the increases/(decreases) in the TSR of the Company of 10.91%, (7.00)%, 9.90% and 8.00% for the same periods.
The Other NEOs compensation actually paid increased/(decreased) 38.65%, 17.01%, (10.07)% and 25.23% for the years 2024, 2023, 2022 and 2021, respectively, as compared to the increases/(decreases) in the TSR of the Company of 10.91%, (7.00)%, 9.90% and 8.00% for the same periods.

Tabular List, Table

Financial Performance Measures

Net Income
Net Interest Margin
Return on Average Assets
Return on Average Equity
Efficiency Ratio

Total Shareholder Return Amount	$ 119.33	107.59	115.69	105.27	97.47
Peer Group Total Shareholder Return Amount	126.02	103.12	104.86	117.09	89.17
Net Income (Loss)	$ 47,604,000	38,176,000	47,753,000	48,085,000	38,647,000
PEO Name	Dwight O. Seegmiller
Additional 402(v) Disclosure	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,850	(10,650)	(25,250)	7,375	(51,063)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,250)	(56,850)	0	(23,813)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,200	56,100	0	25,500	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,100	(8,700)	800	5,688	(1,563)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800	(1,200)	200	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(26,250)	0	(49,500)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0